Provisions (Tables)	12 Months Ended
Dec. 31, 2025
Provisions [abstract]
Summary of Development in Provisions

Development in provisions is specified below:

(EUR’000)	2025
Provisions
January 1	99,149
Additions related to prior years	3,936
Net additions for the year	74,288
Reversals and other adjustments	(639)
Foreign exchange translation	(10,338)
December 31	166,396